FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended MAR 31, 2006
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Robert White
Title: Compliance Officer
Phone: +44-207-2591009

Signature, Place and Date of Signing

SIGNATURE:	Robert White


PLACE:		London, UNITED KINGDOM


DATE:		DECEMBER 24, 2010
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	14 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 411014.585 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL         COL  COL  COL
1                    2          3         4           5           6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/         INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN         DISC MGRS AUTH
_______________________________________________________________________________

DEERE & CO	     COM	244199105 20,173.560  510400   SH Sole None Sole
DEERE & CO	     COM	244199105 458.490     11600    SH Sole None None
IBM CORP	     COM	459200101 52,450.920  636000   SH Sole None Sole
IBM CORP	     COM	459200101 1,171.074   14200    SH Sole None None
MERCK & CO. INC.     COM	58933Y105 65,284.466  1853093  SH Sole None Sole
MERCK & CO. INC.     COM	58933Y105 1,497.275   42500    SH Sole None None
MICROSOFT CORP	     COM	594918104 88,541.422  3254003  SH Sole None Sole
MICROSOFT CORP	     COM	594918104 1,782.255   65500    SH Sole None None
MOTORS LIQUIDATION   COM	62010A105 43,514.166  2045800  SH Sole None Sole
MOTORS LIQUIDATION   COM	62010A105 950.769     44700    SH Sole None None
PFIZER INC	     COM	717081103 67,500.804  2708700  SH Sole None Sole
PFIZER INC	     COM	717081103 1,388.044   55700    SH Sole None None
WAL-MART STORES INC  COM	931142103 64,392.844  1363100  SH Sole None Sole
WAL-MART STORES INC  COM	931142103 1,908.496   40400    SH Sole None None